UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2015

Item 1. Report to Stockholders.

McKINLEY DIVERSIFIED INCOME FUND
Institutional Shares (Ticker: MCDNX)
Investor Shares (Ticker: MCDRX)

McKINLEY NON-U.S. CORE GROWTH FUND
Y Class (Ticker: MCNUX)

SEMI-ANNUAL REPORT

May 31, 2015

Table of Contents

Shareholder Letter	2
Asset/Sector Allocations	6
Expense Examples	7
Schedules of Investments	9
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20
Financial Highlights	23
Notes to Financial Statements	26
Approval of Investment Advisory Agreement	38
Additional Information	41
Privacy Notice	42

July 15, 2015

Re:  McKinley Diversified Income Fund and McKinley Non-U.S. Core Growth
Fund Performance for the Semi-Annual Period Ending May 31, 2015

Dear Shareholder,

McKinley Capital Management, LLC is pleased to release the May 2015 shareholder report for the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund.  The firm was founded in 1990 and is an Alaska based investment management company with approximately $7 billion under management as of May 31, 2015.  McKinley Capital is ranked as the 279th largest money manager in the world by Pensions and Investments in its May 18th, 2015 issue (ranked by total worldwide institutional assets under management, in millions, as of December 31, 2014).

The goal of the Diversified Income Fund is to produce substantial current income and long-term capital appreciation.  The Diversified Income Fund is a diversified and benchmark-agnostic portfolio that uses a bottom-up investment process.  The goal of the Non-U.S. Core Growth Fund is to achieve long-term capital appreciation.  The Non-U.S. Core Growth Fund is benchmarked against the MSCI All Country World ex-US Index and uses a bottom-up investment process.

Market Review

A large imbalance between the growing global supply and weakening demand for oil caused a remarkable decline in its prices.  This decline began in the summer of 2014 and reached a five year low in the 4th quarter of 2014.  Global equity markets ended the year with the MSCI All Country World Index (the “MSCI ACWI”) up 4.71% for the year while the S&P 500 was up 13.69%.  In January, the Global equity markets reversed their trend with the U.S. market significantly lagging behind its international brethren; the S&P 500 was down 3.00% while the MSCI ACWI was down 1.54%.  Europe’s equity market received an extra boost from the European Central Bank’s decision to establish a €60 billion (approximately $65.9 billion) a month purchasing program that will extend until at least September of 2016.  The U.S. dollar continued to strengthen as the euro lost almost 7.0%.  Global equity markets ended the first quarter with a gain of 2.44% as indicated by the MSCI ACWI.  In the U.S., the S&P 500 finished the quarter with a 0.95% gain, marking the ninth consecutive positive quarter – the longest streak since the 1990s.  The word “patient” was emphasized by Federal Reserve Chair Janet Yellen in her semi-annual monetary policy testimony, but was later removed in the Federal Open Market Committee’s March statement.  In Europe, the European Central Bank’s continuing asset-buying policy has helped weaken the euro currency and boosted European stock markets, with Germany’s DAX posting its strongest first-quarter performance since its creation in 1988, and the FTSEurofirst 300 up 16% for the quarter.  Global equity markets finished the month of May slightly negative with a loss of 0.05% as indicated by the MSCI ACWI.  In the U.S., stock markets pulled back from record highs towards the end of the month.  The U.S. dollar strengthened against its major rivals as a result of better economic data and the expectation of higher interest rates in 2015.  Europe experienced negative performance with ongoing concerns over Greece, while Japan enjoyed positive performance with the yen trading at its lowest level since 2012.  The Chinese market had a sharp selloff on May 28th after surging more than 50% this year and the People’s Bank of China warned of additional downward pressure as a result of increased domestic debt levels.

Fund Performance

From November 30, 2014 to May 31, 2015, the Diversified Income Fund’s Investor Class Shares had a return of 1.04% and the Institutional Class Shares had a return of 1.20%.  On a security type basis, U.S. Common Stock added 2.21%, Real Estate Investment Trust (“REIT”) added 0.16% and Master Limited Partnership (“MLP”) securities provided 0.63% positive performance.  Business Development Company (“BDC”) holdings detracted 0.26% from performance in addition to the ADR holdings which detracted 0.98%.  Negative contributions to return were generated by companies such as Brietburn Energy Partners LP, Linn Energy, and Vale SA.  Positions in The Blackstone Group, Cedar Fair LP and Reynolds American Inc. positively impacted the Diversified Income Fund.

From November 30, 2014 to May 31, 2015, the Non-U.S. Core Growth Fund had a return of 3.84%.  The Fund outperformed the MSCI All Country World ex-US Index by 0.68% (3.84% vs. 3.16%).  On a Sector basis, Financials, Energy and Information Technology detracted from performance while Consumer Discretionary, Industrials and Health Care contributed positively to performance.  On a country basis, Brazil, Canada and South Africa detracted from performance while Denmark, the United Kingdom and Hong Kong were positive contributors.  Negative contributions to return were generated by companies such as Kroton Educacional SA (Consumer Discretionary, Brazil), Canadian National Railway Co (Industrials, Canada) and Insurance Australia Group (Financials, Australia).  Positions in CK Hutchison Holdings Ltd (Industrials, Hong Kong), Valeo SA (Consumer Discretionary, France) and Haseko Corp (Consumer Discretionary, Japan) positively impacted the portfolio.

Outlook

Looking forward for the Diversified Income Fund, there continues to be uncertainty in regard to the magnitude and timing of interest rate increases by the Federal Reserve Bank, with steady but weak growth in the United States offset by slowing and less predictable growth in Europe and Asia.  McKinley Capital believes this could continue to benefit the Fund’s holdings when compared to the broader equity markets.  The Fund’s BDCs hold floating rate debt, which means rising interest rates should not cause as much impact as some other dividend paying securities.  For the Non-U.S. Core Growth Fund, McKinley Capital sees improving opportunities in the United Kingdom, France and Belgium and in Information Technology, Consumer Discretionary and Industrials securities.  We believe there are relatively fewer opportunities in Japan, Germany and Singapore and in Energy, Health Care and Financials.

Sincerely,

Robert B. Gillam
President and Chief Executive Officer
McKinley Capital Management, LLC

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks than domestic securities.  Foreign securities differ in accounting methods.  These risks are greater for investments in emerging markets.  The Funds invest in smaller companies, which involves additional risks such as limited liquidity and greater volatility.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Funds in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investing in Master Limited Partnerships (ÒMLPsÓ) entail risks related to potential changes in the U.S. tax code which could revoke the pass-through tax attributes that provide tax efficiencies that make MLPs attractive investment structures.  Additional risks include fluctuations in energy prices, decreases in supply of or demand for energy commodities, decreases in demand for MLPs in rising interest rate environments, and various other risks.  The value of the Funds’ investments in Real Estate Investment Trusts (ÒREITsÓ) may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual REITs in which the Funds invest.  The Funds may invest in other investment companies such as Exchange Traded Funds (ÒETFsÓ) and closed-end funds and investors will indirectly bear such funds’ principal risks and its share of such funds fees and expenses.  Shareholders will pay higher expenses than they would if they invested directly in the underlying funds.  Shares of closed-end funds frequently trade at a price per share that is less than the net asset value (ÒNAVÓ) per share and may have limited market liquidity.  ETF shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, and the risk that an ETF that seeks to track an index may not effectively track that index.  In addition, trading may be halted by the exchange in which an ETF trades, which may impact the Funds’ ability to sell its shares of an ETF.

Past performance does not guarantee future results.

Opinions expressed are those of the author and are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund Holdings are subject to change at any time and are not recommendations to buy or sell any security.  Please see the Schedule of Investments for additional information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks that is widely recognized as representative of the equity market in general.  The MSCI All Country World ex-US Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 23 Emerging Markets (EM) countries.  With 1,839 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.  The MSCI All Country World Index captures large and mid cap representation across 23 DM and 23 EM countries.  With 2,470 constituents, the index covers approximately 85% of the global investable equity opportunity set.  One cannot invest directly in an index.  The DAX, or Deutsche Boerse AG German Stock Index, is a stock index that represents 30 of the largest and most liquid German companies that trade on the Frankfurt Exchange.  The FTSEurofirst 300 Index is a capitalization-weighted price index which measures the performance of Europe’s largest 300 companies by market capitalization and covers 70% of Europe’s market capitalization.

McKinley Capital Management LLC is the Adviser to the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund and both Funds are distributed by Quasar Distributors LLC.

MCKINLEY DIVERSIFIED INCOME FUND

ASSET ALLOCATION at May 31, 2015 (Unaudited)

*	Includes other assets in excess of liabilities.

**	Included in Common Stocks on the Schedule of Investments.

MCKINLEY NON-U.S. CORE GROWTH FUND

SECTOR ALLOCATION at May 31, 2015 (Unaudited)

*	Includes other assets in excess of liabilities.

MCKINLEY CAPITAL FUNDS

EXPENSE EXAMPLES For the Six Months Ended May 31, 2015 (Unaudited)

As a shareholder of the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/14 – 5/31/15).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that redemption be made by wire transfer, the Funds’ transfer agent currently charges a $15.00 fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees, and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the

MCKINLEY CAPITAL FUNDS
EXPENSE EXAMPLES For the Six Months Ended May 31, 2015 (Unaudited) (Continued)

shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

McKinley Diversified Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	12/1/14	5/31/15	12/1/14 – 5/31/15*
Institutional Class Actual	$1,000.00	$1,012.00	$6.02

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,018.95	$6.04

Investor Class Actual	$1,000.00	$1,010.40	$7.27

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,017.70	$7.29

*
Expenses are equal to the McKinley Diversified Income Fund’s expense ratios for the most recent six-month period of 1.20% and 1.45% (fee waivers in effect) for Institutional and Investor Classes, respectively, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

McKinley Non-U.S. Core Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	12/1/14	5/31/15	12/1/14 – 5/31/15**
Actual	$1,000.00	$1,038.40	$4.32

Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.69	$4.28

**
Expenses are equal to the McKinley Non-U.S. Core Growth Fund’s expense ratio for the most recent six-month period of 0.85% (fee waivers in effect) multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 64.0%

Banks: 2.0%
69,246	Banco Santander
	SA – ADR	$491,647

Capital Markets: 10.2%
20,501	AllianceBernstein
	Holding LP	642,911
20,973	Apollo Global
	Management, LLC	465,601
19,164	The Blackstone
	Group LP	839,383
21,918	KKR & Co. LP	503,018
		2,450,913

Chemicals: 1.8%
4,267	LyondellBasell
	Industries NV	431,394

Commercial Services & Supplies: 2.5%
31,323	RR Donnelley
	& Sons Co.	600,775

Diversified Telecommunication
Services: 3.3%
22,826	AT&T, Inc.	788,410

Gas Utilities: 2.3%
11,364	AmeriGas
	Partners LP	560,245

Hotels, Restaurants & Leisure: 5.0%
11,054	Cedar Fair LP	666,667
4,304	Darden
	Restaurants, Inc.	282,084
5,940	Intercontinental
	Hotels Group
	SA – ADR	248,530
		1,197,281

Media: 2.3%
26,591	Regal Entertainment
	Group	557,347

Metals & Mining: 1.2%
43,988	Vale SA – ADR	277,124

Oil, Gas & Consumable Fuels: 12.1%
7,456	BP PLC – ADR	309,126
25,480	Calumet
	Specialty Products
	Partners LP	678,532
42,095	Capital Product
	Partners LP	383,485
3,520	Energy Transfer
	Partners LP	197,930
28,630	Memorial Production
	Partners LP	427,732
8,785	NGL Energy
	Partners LP	264,077
22,116	Ship Finance
	International Ltd.	361,597
3,904	Targa Resources
	Partners LP	168,770
2,335	The Williams
	Cos., Inc.	119,319
		2,910,568

Pharmaceuticals: 10.3%
6,451	Abbvie, Inc.	429,572
9,402	AstraZeneca
	PLC – ADR	635,105
10,089	Bristol-Myers
	Squibb Co.	651,749
8,822	GlaxoSmithKline
	PLC – ADR	391,432
6,104	Merck & Co., Inc.	371,673
		2,479,531

Tobacco: 11.0%
18,511	Altria Group, Inc.	947,763
11,638	Reynolds
	American, Inc.	893,216
36,189	Vector Group Ltd.	800,139
		2,641,118

TOTAL COMMON STOCKS
(Cost $13,631,190)		15,386,353

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (Continued)

Shares		Value

REAL ESTATE INVESTMENT
TRUSTS: 19.6%
14,382	Agree Realty Corp.	$435,918
36,824	Capstead
	Mortgage Corp.	435,628
12,472	Corrections Corp.
	of America	438,515
10,751	Hospitality
	Properties Trust	324,573
40,030	Invesco Mortgage
	Capital, Inc.	635,276
79,217	MFA Financial, Inc.	628,983
13,729	New Senior
	Investment
	Group, Inc.	218,978
49,538	New York Mortgage
	Trust, Inc.	392,341
20,331	NorthStar Realty
	Finance Corp.	368,804
7,818	Omega Healthcare
	Investors, Inc.	281,683
34,949	Physicians
	Realty Trust	561,281

TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $4,503,504)		4,721,980

BUSINESS DEVELOPMENT
COMPANIES: 13.3%
78,096	Apollo Investment
	Corp.	613,054
53,224	Ares Capital Corp.	891,502
18,961	Main Street
	Capital Corp.	585,326
83,310	Prospect
	Capital Corp.	658,149
22,866	Solar Capital Ltd.	437,198

TOTAL BUSINESS
DEVELOPMENT COMPANIES
(Cost $3,585,488)		3,185,229

SHORT-TERM INVESTMENTS: 3.0%

Money Market Fund: 3.0%
730,482	Invesco Treasury
	Portfolio, 0.02%1	730,482

TOTAL SHORT-TERM INVESTMENTS
(Cost $730,482)		730,482

TOTAL INVESTMENTS IN
SECURITIES: 99.9%
(Cost $22,450,664)		24,024,044
Other Assets in Excess
of Liabilities: 0.1%		14,071
TOTAL NET ASSETS: 100.0%		$24,038,115

ADR – American Depositary Receipt
1	Seven-day yield as of May 31, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS: 93.3%

Airlines: 1.6%
19,900	Japan Airlines Co.
	Ltd. (Japan)	$685,433

Auto Components: 3.0%
6,610	Faurecia (France)	297,396
2,800	Magna International,
	Inc. (Canada)	160,917
5,379	Valeo SA (France)	858,690
		1,317,003

Automobiles: 2.9%
18,200	Toyota Motor
	Corp. (Japan)	1,261,675

Banks: 11.1%
1,276,000	Agricultural Bank of
	China Ltd. (China)	692,830
851,100	Bank Negara
	Indonesia Persero
	Tbk PT (Indonesia)	442,477
903,000	Bank of China
	Ltd. (China)	599,776
956,800	Bank Rakyat
	Indonesia Persero
	Tbk PT (Indonesia)	851,961
34,000	DNB ASA (Norway)	597,201
30,000	FinecoBank
	SpA (Italy)	225,206
80,100	Mitsubishi UFJ
	Financial Group,
	Inc. (Japan)	594,514
19,860	Natixis SA (France)	148,890
10,700	Royal Bank of
	Canada (Canada)	680,322
		4,833,177

Beverages: 3.2%
8,564	Anheuser-Busch
	InBev NV (Belgium)	1,029,468
33,565	Britvic PLC
	(United Kingdom)	375,777
		1,405,245

Biotechnology: 1.1%
5,696	Genmab
	AS (Denmark)*	500,190

Building Products: 1.5%
1,857	Geberit AG
	(Switzerland)	667,836

Capital Markets: 3.3%
82,465	3i Group PLC
	(United Kingdom)	709,602
33,600	CETIP SA – Mercados
	Organizados
	(Brazil)	351,153
138,320	Man Group
	PLC
	(United Kingdom)	377,363
		1,438,118

Chemicals: 0.5%
4,685	Yara International
	ASA (Norway)	236,443

Diversified Financial Services: 2.2%
154,608	FirstRand Ltd.
	(South Africa)	661,983
8,400	Zenkoku Hosho
	Co. Ltd. (Japan)	282,899
		944,882

Diversified Telecommunication
Services: 2.3%
16,964	Telkom SA SOC
	Ltd. – ADR
	(South Africa)*	388,815
126,148	Telstra Corp. Ltd.
	(Australia)	599,896
		988,711

Electric Utilities: 0.5%
59,400	Tenaga Nasional
	Bhd (Malaysia)	216,471

Electrical Equipment: 1.3%
11,085	Vestas Wind
	Systems A/S
	(Denmark)	565,938

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (Continued)

Shares		Value

Electronic Equipment, Instruments
& Components: 1.6%
34,153	Halma PLC
	(United Kingdom)	$398,543
46,000	TPK Holding Co.
	Ltd. (Taiwan,
	Province of China)	305,737
		704,280

Food & Staples Retailing: 0.8%
25,670	Jeronimo Martins
	SGPS SA (Portugal)	352,839

Food Products: 1.9%
19,169	Unilever NV
	(Netherlands)	817,498

Health Care Equipment & Supplies: 1.0%
3,720	Essilor International
	SA (France)	454,122

Hotels, Restaurants & Leisure: 0.6%
16,533	Betsson Ab
	(Sweden)*	247,224

Household Durables: 6.8%
20,755	Berkeley Group
	Holdings PLC
	(United Kingdom)	981,475
1,190	Hanssem Co. Ltd.
	(Republic of Korea)	241,597
71,600	Haseko Corp. (Japan)	839,367
30,230	Persimmon
	PLC (United
	Kingdom)*	906,512
		2,968,951

Household Products: 0.8%
13,800	Pigeon Corp. (Japan)	362,470

Industrial Conglomerates: 1.8%
50,500	CK Hutchison
	Holdings Ltd.
	(Hong Kong)	788,080

Insurance: 8.4%
4,896	Allianz
	SE (Germany)	767,605
128,932	Insurance Australia
	Group Ltd.
	(Australia)	557,934
42,490	Prudential PLC
	(United Kingdom)	1,056,600
94,485	Sanlam Ltd.
	(South Africa)	532,690
8,147	Swiss Re AG
	(Switzerland)	731,613
		3,646,442

Internet & Catalog Retail: 0.4%
6,142	Vipshop Holdings
	Ltd. – ADR
	(China)*	153,366

Internet Software & Services: 1.4%
29,680	Just Eat PLC
	(United Kingdom)*	208,987
8,156	United Internet
	AG (Germany)	380,344
		589,331

Machinery: 0.6%
12,400	Komatsu Ltd.
	(Japan)	262,107

Media: 1.2%
16,654	Wolters Kluwer
	NV (Netherlands)	518,277

Metals & Mining: 1.6%
39,000	Dowa Holdings Co.
	Ltd. (Japan)	350,675
21,000	Sumitomo Metal
	Mining Co. Ltd.
	(Japan)	325,283
		675,958

Oil, Gas & Consumable Fuels: 2.5%
15,000	Suncor Energy, Inc.
	(Canada)	438,445
12,699	Total SA (France)	641,226
		1,079,671

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (Continued)

Shares		Value

Pharmaceuticals: 8.3%
9,345	Novartis AG
	(Switzerland)	$959,507
13,050	Novo Nordisk A/S
	(Denmark)	728,698
9,011	Shire PLC (Ireland)	776,074
9,043	Teva Pharmaceutical
	Industries Ltd. –
	ADR (Israel)	543,484
2,520	Valeant
	Pharmaceuticals
	International,
	Inc. (Canada)*	600,699
		3,608,462

Professional Services: 1.5%
8,450	Adecco SA
	(Switzerland)	671,612

Real Estate Management
& Development: 0.7%
50,500	Cheung Kong
	Property Holdings
	Ltd. (Hong Kong)*	306,765

Road & Rail: 2.0%
14,348	Canadian National
	Railway
	Co. (Canada)	851,120

Semiconductors &
Semiconductor Equipment: 1.9%
5,000	Hermes Microvision,
	Inc. (Taiwan,
	Province of China)	395,041
9,665	SK Hynix, Inc.
	(Republic of Korea)	445,641
		840,682
Specialty Retail: 1.3%
38,440	Dixons
	Carphone PLC
	(United Kingdom)	279,305
2,155	Signet Jewelers
	Ltd. (Bermuda)	278,706
		558,011

Textiles, Apparel & Luxury Goods: 3.4%
210,000	ANTA Sports
	Products
	Ltd. (China)	486,971
10,023	Pandora A/S
	(Denmark)	1,007,796
		1,494,767
Trading Companies &
Distributors: 7.8%
18,981	AerCap Holdings
	NV (Netherlands)*	915,644
43,891	Ashtead Group PLC
	(United Kingdom)	751,329
32,300	ITOCHU
	Corp. (Japan)	437,207
117,900	Marubeni
	Corp. (Japan)	691,546
9,925	Wolseley PLC
	(United Kingdom)	612,993
		3,408,719

Wireless Telecommunication
Services: 0.5%
16,500	China Mobile Ltd.
	(Hong Kong)	217,272

TOTAL COMMON STOCKS
(Cost $37,320,620)		40,639,148

PREFERRED STOCKS: 2.7%

Banks: 2.7%
51,840	Banco Bradesco
	SA (Brazil)	460,269
66,100	Itau Unibanco
	Holding SA (Brazil)	715,704

TOTAL PREFERRED STOCKS
(Cost $1,391,154)		1,175,973

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

SCHEDULE OF INVESTMENTS at May 31, 2015 (Unaudited) (Continued)

Shares		Value

RIGHTS: 0.0%

Capital Markets: 0.0%
1	CETIP SA – Mercados
	Organizados
	Expiration:
	June 16, 2015,
	Subscription
	Price: 31.73
	BRL (Brazil)*	$1

Internet Software & Services: 0.0%
5,496	Just Eat PLC
	Expiration:
	June 8, 2015,
	Subscription
	Price: 4.25 GBP
	(United Kingdom)*	2,940

TOTAL RIGHTS
(Cost $796)		2,941

SHORT-TERM INVESTMENTS: 1.7%

Money Market Fund: 1.7%
755,195	Invesco Treasury
	Portfolio (United
	States), 0.02%1	755,195

TOTAL SHORT-TERM INVESTMENTS
(Cost $755,195)		755,195

TOTAL INVESTMENTS
IN SECURITIES: 97.7%
(Cost $39,467,765)		42,573,257
Other Assets in Excess
of Liabilities: 2.3%		1,011,433
TOTAL NET ASSETS: 100.0%		$43,584,690

ADR – American Depositary Receipt
BRL – Brazilian Real
GBP – British Pound
*	Non-income producing security.
1	Seven-day yield as of May 31, 2015.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund.

Percent
of Total
Country	Net Assets
Australia	2.7%
Belgium	2.4%
Bermuda	0.6%
Brazil	3.5%
Canada	6.3%
China	4.4%
Denmark	6.4%
France	5.5%
Germany	2.6%
Hong Kong	3.0%
Indonesia	3.0%
Ireland	1.8%
Israel	1.2%
Italy	0.5%
Japan	14.0%
Republic of Korea	1.6%
Malaysia	0.5%
Netherlands	5.2%
Norway	1.9%
Portugal	0.8%
South Africa	3.6%
Sweden	0.6%
Switzerland	7.0%
Taiwan, Province of China	1.6%
United Kingdom	15.3%
Cash & Equivalents**	4.0%
Total	100.0%

**	Includes other assets in excess of liabilities.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

MCKINLEY CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2015 (Unaudited)

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund
ASSETS
Investments in securities, at value
(Cost $22,450,664 and $39,467,765, respectively)	$24,024,044	$42,573,257
Foreign currency, at value
(Cost $— and $953,877, respectively)	—	944,142
Cash	318	319
Receivables:
Investment securities and currency sold	—	15,388
Fund shares sold	—	1,178
Dividends and interest	40,017	147,616
Prepaid expenses	32,076	6,412
Total assets	24,096,455	43,688,312

LIABILITIES
Payables:
Investment securities and currency purchased	—	7,669
Fund shares redeemed	—	31,373
Investment advisory fees, net	4,331	16,511
Administration fees	7,237	5,865
Transfer agent fees	5,085	2,976
Fund accounting fees	5,327	6,314
Custody fees	1,287	11,184
Chief Compliance Officer fees	1,441	2,028
Shareholder servicing fees	13,202	—
Trustee fees	898	971
Distribution fees – Investor Class	220	—
Other accrued expenses	19,312	18,731
Total liabilities	58,340	103,622
NET ASSETS	$24,038,115	$43,584,690

COMPONENTS OF NET ASSETS
Paid-in capital	$23,241,345	$42,583,406
Undistributed (accumulated) net
investment income (loss)	(612,059)	314,093
Accumulated net realized loss on
investments and foreign currency transactions	(164,551)	(2,401,677)
Net unrealized appreciation on investments	1,573,380	3,105,492
Net unrealized depreciation on foreign
currency and translation of other assets
and liabilities in foreign currency	—	(16,624)
Net assets	$24,038,115	$43,584,690

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2015 (Unaudited) (Continued)

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund
Net Asset Value (unlimited shares authorized):
McKinley Diversified Income Fund Institutional Class:
McKinley Non-U.S. Core Growth Fund Y Class:
Net assets	$23,069,421
Shares of beneficial interest issued and outstanding	1,186,942
Net asset value, offering and redemption price per share	$19.44

Net Asset Value (unlimited shares authorized):
McKinley Diversified Income Fund Investor Class:
Net assets	$968,694
Shares of beneficial interest issued and outstanding	49,879
Net asset value, offering and redemption price per share	$19.42

Net Asset Value (unlimited shares authorized):
McKinley Non-U.S. Core Growth Fund Y Class:
Net assets		$43,584,690
Shares of beneficial interest issued and outstanding		2,118,268
Net asset value, offering and redemption price per share		$20.58

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2015 (Unaudited)

	McKinley	McKinley
	Diversified	Non-U.S. Core
	Income Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of $4,100 and $67,567
foreign withholding tax, respectively)	$509,039	$606,346
Interest	104	217
Total investment income	509,143	606,563

EXPENSES
Investment advisory fees	86,156	172,682
Administration fees	21,502	17,752
Shareholder servicing fees	16,154	—
Transfer agent fees	16,093	8,979
Registration fees	15,578	832
Fund accounting fees	15,464	17,997
Audit fees	11,581	11,188
Chief Compliance Officer fees	4,477	6,075
Trustee fees	3,454	3,627
Custody fees	2,918	19,960
Legal fees	2,889	101
Miscellaneous expenses	2,762	3,013
Reports to shareholders	2,292	2,216
Insurance expense	1,523	1,102
Distribution fees – Investor Class	1,076	—
Total expenses	203,919	265,524
Less: fees waived	(73,609)	(92,842)
Net expenses	130,310	172,682
Net investment income	378,833	433,881

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on investments
and foreign currency	(1,040,516)	(939,935)
Net change in net unrealized appreciation
on investments	915,285	2,042,833
Net change in net unrealized depreciation
on foreign currency and translation of
other assets and liabilities in foreign currency	—	(9,713)
Net realized and unrealized
gain (loss) on investments and foreign currency	(125,231)	1,093,185
Net increase in net assets
resulting from operations	$253,602	$1,527,066

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Year Ended
	(Unaudited)	November 30, 2014
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$378,833	$794,295
Net realized gain (loss) on investments
and foreign currency	(1,040,516)	341,662
Net change in unrealized appreciation (depreciation)
on investments	915,285	(13,641)
Net increase in net assets
resulting from operations	253,602	1,122,316

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Institutional Class	(815,889)	(781,340)
Investor Class	(32,258)	(18,467)
	(848,147)	(799,807)
From net realized gain
Institutional Class	(12,715)	(769,042)
Investor Class	(477)	(20,744)
	(13,192)	(789,786)
Total distributions to shareholders	(861,339)	(1,589,593)

CAPITAL SHARE TRANSACTIONS
Net increase from capital share
transactions – Institutional Class(1)	3,422,413	4,908,822
Net increase from capital share
transactions – Investor Class(1)	250,097	524,802
Total increase in net assets from
capital share transactions	3,672,510	5,433,624
Total increase in net assets	3,064,773	4,966,347

NET ASSETS
Beginning of period/year	20,973,342	16,006,995
End of period/year	$24,038,115	$20,973,342
Accumulated net investment loss	$(612,059)	$(142,745)

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2015		Year Ended
	(Unaudited)		November 30, 2014
	Shares	Value	Shares	Value
Institutional Class
Shares sold	189,330	$3,661,936	187,443	$3,895,571
Shares issued
in reinvestment
of distribution	43,189	817,705	75,026	1,549,465
Shares redeemed	(55,220)	(1,057,228)	(25,822)	(536,214)
Net increase	177,299	$3,422,413	236,647	$4,908,822

	Six Months Ended
	May 31, 2015		Year Ended
	(Unaudited)		November 30, 2014
	Shares	Value	Shares	Value
Investor Class
Shares sold	27,946	$540,839	32,323	$662,571
Shares issued
in reinvestment
of distribution	1,471	27,865	1,636	33,815
Shares redeemed	(16,401)	(318,607)	(8,800)	(171,584)
Net increase	13,016	$250,097	25,159	$524,802

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2015	Period Ended
	(Unaudited)	November 30, 2014*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$433,881	$424,163
Net realized loss on investments
and foreign currency	(939,935)	(1,499,735)
Net change in unrealized appreciation
on investments	2,042,833	1,062,659
Net change in net unrealized depreciation on
foreign currency and translation of other assets
and liabilities in foreign currency	(9,713)	(6,911)
Net increase (decrease) in net assets
resulting from operations	1,527,066	(19,824)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(505,958)	—
From net realized gain	—	—
Total distributions to shareholders	(505,958)	—
CAPITAL SHARE TRANSACTIONS
Net increase from capital share
transactions – Y Class(1)	2,178,888	40,404,518
Total increase in net assets	3,199,996	40,384,694
NET ASSETS
Beginning of period	40,384,694	—
End of period	$43,584,690	$40,384,694
Undistributed net investment income	$314,093	$386,170

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2015		Period Ended
	(Unaudited)		November 30, 2014*
	Shares	Value	Shares	Value
Y Class
Shares sold	356,070	$7,136,168	2,318,812	$46,610,041
Shares issued
in reinvestment
of distribution	26,188	505,958	—	—
Shares redeemed	(275,293)	(5,463,238)	(307,509)	(6,205,523)
Net increase	106,965	$2,178,888	2,011,303	$40,404,518

*	Fund commenced operations on April 30, 2014.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Institutional Class

	Six Months Ended		Year Ended	Period Ended
	May 31, 2015		November 30,	November 30,
	(Unaudited)		2014	2013*
Net asset value,
beginning of period/year	$20.04		$20.40	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.34	**	0.86 **	0.59	***
Net realized and unrealized gain (loss)
on investments	(0.13)		0.59	0.38
Total from investment operations	0.21		1.45	0.97

LESS DISTRIBUTIONS
From net investment income	(0.80)		(0.94)	(0.57)
From net realized gain	(0.01)		(0.87)	—
Total distributions	(0.81)		(1.81)	(0.57)
Net asset value, end of period/year	$19.44		$20.04	$20.40
Total return	1.20	%^	7.09%	5.04	%^

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$23.1		$20.2	$15.8
Portfolio turnover rate	12	%^	34%	53	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	1.88	%+	1.98%	2.45	%+
After fees waived	1.20	%+	1.20%	1.20	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	2.85	%+	3.36%	3.18	%+
After fees waived	3.53	%+	4.14%	4.43	%+

*	Fund commenced operations on March 27, 2013.
**	Calculated based on the average number of shares outstanding.
***	Net investment income per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Investor Class

	Six Months Ended		Year Ended	Period Ended
	May 31, 2015		November 30,	November 30,
	(Unaudited)		2014	2013*
Net asset value,
beginning of period/year	$20.03		$20.39	$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.31	**	0.81 **	0.55	***
Net realized and unrealized gain (loss)
on investments	(0.13)		0.59	0.39
Total from investment operations	0.18		1.40	0.94

LESS DISTRIBUTIONS
From net investment income	(0.78)		(0.89)	(0.55)
From net realized gain	(0.01)		(0.87)	—
Total distributions	(0.79)		(1.76)	(0.55)
Net asset value, end of period/year	$19.42		$20.03	$20.39
Total return	1.04	%^	6.86%	4.88	%^

SUPPLEMENTAL DATA
Net assets, end of
period/year (millions)	$1.0		$0.7	$0.2
Portfolio turnover rate	12	%^	34%	53	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	2.13	%+	2.23%	2.70	%+
After fees waived	1.45	%+	1.45%	1.45	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	2.54	%+	3.15%	3.29	%+
After fees waived	3.22	%+	3.93%	4.54	%+

*	Fund commenced operations on March 27, 2013.
**	Calculated based on the average number of shares outstanding.
***	Net investment income per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY NON-U.S. CORE GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

Y Class

	Six Months Ended		Period Ended
	May 31, 2015		November 30,
	(Unaudited)		2014*
Net asset value, beginning of period	$20.08		$20.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income	0.21	**	0.22	**
Net realized and unrealized gain/(loss)
on investments	0.54		(0.14)
Total from investment operations	0.75		0.08

LESS DISTRIBUTIONS
From net investment income	(0.25)		—
From net realized gain	—		—
Total distributions	(0.25)		—
Net asset value, end of period	$20.58		$20.08
Total return	3.84	%^	0.40	%^

SUPPLEMENTAL DATA
Net assets, end of period (millions)	$43.6		$40.4
Portfolio turnover rate	30	%^	61	%^

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived	1.31	%+	1.54	%+
After fees waived	0.85	%+	0.85	%+

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	1.68	%+	1.20	%+
After fees waived	2.14	%+	1.89	%+

*	Fund commenced operations on April 30, 2014.
**	Calculated based on the average number of shares outstanding.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund (collectively the “Funds”) are each a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.  The McKinley Diversified Income Fund commenced operations on March 27, 2013.  The McKinley Non-U.S. Core Growth Fund commenced operations on April 30, 2014.

The McKinley Diversified Income Fund offers Institutional and Investor Class shares.  Each class of shares has equal rights as to earnings and assets except that Investor Class shares bear distribution expenses.  Each class of shares has exclusive voting rights with respect to matters that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The McKinley Non-U.S. Core Growth Fund offers only Y Class shares.  Y Class shares are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, and corporations.

The investment objective of the McKinley Diversified Income Fund is to seek substantial current income and long-term capital appreciation.  The investment objective of the McKinley Non-U.S. Core Growth Fund is to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price.  If, on a particular day, an exchange-traded or NASDAQ security does not trade,

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited) (Continued)

then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service.  If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee of the Trust.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

MCKINLEY CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited) (Continued)

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following are summaries of the inputs used to value the Funds’ net assets as of May 31, 2015. See the Schedules of Investments for industry breakouts:

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited) (Continued)

McKinley Diversified Income Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks	$15,386,353	$—	$—	$15,386,353
Real Estate
Investment Trusts	4,721,980	—	—	4,721,980
Business Development
Companies	3,185,229	—	—	3,185,229
Short-Term
Investments	730,482	—	—	730,482
Total Investments
in Securities	$24,024,044	$—	$—	$24,024,044

McKinley Non-U.S. Core Growth Fund:
	Level 1	Level 2	Level 3	Total
Common Stocks*	$40,250,333	$388,815	$—	$40,639,148
Preferred Stocks	1,175,973	—	—	1,175,973
Rights	—	2,941	—	2,941
Short-Term
Investments	755,195	—	—	755,195
Total Investments
in Securities	$42,181,501	$391,756	$—	$42,573,257

*	Level 2 Common Stock security is related to the Diversified Telecommunication Services industry.

The Funds record transfers at the end of each reporting period.  The McKinley Diversified Income Fund did not have transfers into or out of Levels 1, 2, or 3 for the six months ended May 31, 2015.  For the six months ended May 31, 2015, the McKinley Non-U.S. Core Growth Fund had a transfer of $388,815 out of Level 1 into Level 2 due to a decrease in trading activity.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Funds may invest in rights or warrants. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights and warrants may be considered more speculative than

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited) (Continued)

certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Balance Sheet

Fair value of derivative instruments as of May 31, 2015:

McKinley Non-U.S. Core Growth Fund

	Asset Derivatives as of		Liability Derivatives as of
	May 31, 2015		May 31, 2015
Derivative	Balance Sheet	Fair	Balance Sheet	Fair
Instruments	Location	Value	Location	Value
Rights	Investments
in securities,
	at value	$2,941	None	$—
Total		$2,941		$—
Statement of Operations

The effect of derivative instruments on the Statements of Operations for the six months ended May 31, 2015:

McKinley Non-U.S. Core Growth Fund

Change in
	Location of	Realized	Unrealized
	Gain (Loss)	Gain (Loss)	Appreciation
	on Derivatives	on Derivatives	(Depreciation)
Derivative	Recognized	Recognized	on Derivatives
Instruments	in Income	in Income	in Income
Rights	Realized and
Unrealized
Gain (Loss) on
Investments and
Foreign Currency
	Transactions	$(921)	$2,145

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited) (Continued)

securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after November 30, and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.  At November 30, 2014, the Funds did not defer any late year losses. For the period ended November 30, 2014, the McKinley Non-U.S. Core Growth Fund had $1,455,864 in capital loss carryover available for federal income tax purposes, which do not expire and retain their original character as short-term losses. The McKinley Diversified Income Fund did not have any capital loss carryover.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited) (Continued)

As of May 31, 2015, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.  The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts.  As of May 31, 2015, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the McKinley Diversified Income Fund normally are declared and paid at least quarterly.  Distributions to shareholders from net investment income for the McKinley Non-U.S. Core Growth Fund normally are declared and paid annually.   Distributions to shareholders from net realized gains on securities for each Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not

MCKINLEY CAPITAL FUNDS
NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited) (Continued)

be priced on the days on which the New York Stock Exchange is closed for trading.  The offering and redemption price per share for each Fund is equal to each Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, each Fund enters into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, each Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The McKinley Diversified Income Fund declared distributions from net investment income payable on June 29, 2015, to shareholders of record on June 26, 2015.  The distribution amounts were as follows:

Net
Investment
Income
McKinley Diversified Income	$317,218
Fund – Institutional Class	($0.27 per share)

McKinley Diversified Income	$14,406
Fund – Investor Class	($0.26 per share)

Management has determined that there were no subsequent events that would need to be disclosed in the financial statements for the McKinley Non-U.S. Core Growth Fund.

J.
Recent Accounting Pronouncement.  In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”.  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

McKinley Capital Management, LLC (the “Adviser”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Adviser furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.80% for the McKinley Diversified Income Fund and 0.85% for the McKinley Non-U.S. Core Growth Fund based upon the average daily net assets of each Fund. For the six months ended May 31, 2015, the McKinley Diversified Income Fund and McKinley Non-U.S. Core Growth Fund incurred $86,156 and $172,682 in advisory fees, respectively.

The Funds are responsible for their own operating expenses.  The Adviser has contractually agreed to limit the McKinley Diversified Income Fund’s annual ratio of expenses to 1.20% and 1.45% for the Institutional Class and Investor Class shares, respectively, of each Class’s average daily net assets.  The Adviser has contractually agreed to limit the McKinley Non-U.S. Core Growth Fund’s annual ratio of expenses to 0.85% for the Y Class. The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended May 31, 2015, the amount that exceeded the ratio of expenses was $73,609 and $92,842 for the McKinley Diversified Income Fund and the McKinley Non-U.S. Core Growth Fund, respectively.

Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  At May 31, 2015, the remaining cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the McKinley Diversified Income Fund that may be reimbursed was $344,254. The Adviser may recapture a portion of the above amount no later than the dates as stated below:

McKinley Diversified Income Fund

Year of Expiration	Amount
November 30, 2016	$121,347
November 30, 2017	$149,298
November 30, 2018	$73,609

The annual ratio of expenses for the McKinley Non-U.S. Core Growth Fund is currently contractually limited to the same ratio as the Advisory fee; therefore, the amounts waived cannot be reimbursed to the Adviser.

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports, and returns for each Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent, and accountants; coordinates the preparation and payment of each Fund’s expenses and reviews the Funds’ expense accruals.  The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of each Fund.  Fees paid by the Funds for Administration and Chief Compliance Officer services for the six months ended May 31, 2015, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. (the “Custodian”) serves as custodian to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The McKinley Diversified Income Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Investor Class shares and a Shareholder Servicing Plan on behalf of both the Institutional and Investor Classes.  The Distribution Plan provides that the Fund may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Investor Class shares.  No distribution fees are paid by Institutional Class shares.  These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. Under the Shareholder Servicing Plan, each Class is authorized to pay the Adviser an annual shareholder servicing fee of up to 0.15% of each Class’s average daily net assets.  The Adviser uses this fee to finance certain activities related to servicing and maintaining shareholder accounts.  For the six months ended May 31, 2015, the distribution fees and shareholder servicing fees incurred by the McKinley Diversified Income Fund are disclosed in the Statements of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES
The cost of purchases and the proceeds from the sale of securities, excluding short-term investments, for the McKinley Diversified Income Fund for the six months ended May 31, 2015, were $5,923,374 and $2,497,260, respectively. The cost of purchases and the proceeds from the sale of securities,

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited) (Continued)

excluding short-term investments, for the McKinley Non-U.S. Core Growth Fund for the six months ended May 31, 2015, were $13,412,643 and $11,679,041, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended May 31, 2015.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended May 31, 2015 (estimated), and the year/period ended November 30, 2014, for each Fund was as follows:

McKinley Diversified Income Fund
	May 31, 2015	November 30, 2014
Ordinary income	$848,147	$873,562
Long-Term Gain	$13,192	$716,031

McKinley Non-U.S. Core Growth Fund
	May 31, 2015	November 30, 2014
Ordinary income	$505,958	$—
Long-Term Gain	$—	$—

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at November 30, 2014, were as follows:(a)

McKinley Diversified Income Fund

Cost of investments	$19,481,825
Gross tax unrealized appreciation	3,245,372
Gross tax unrealized depreciation	(1,719,074)
Net tax unrealized appreciation	1,526,298
Undistributed ordinary income	—
Undistributed long-term capital gain	13,190
Total distributable earnings	13,190
Other accumulated losses	(134,981)
Total accumulated gains	$1,404,507

MCKINLEY CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS May 31, 2015 (Unaudited) (Continued)

McKinley Non-U.S. Core Growth Fund
Cost of investments	$38,896,014
Gross tax unrealized appreciation	2,513,675
Gross tax unrealized depreciation	(1,537,474)
Net tax unrealized appreciation	976,201
Undistributed ordinary income	466,750
Undistributed long-term capital gain	—
Total distributable earnings	466,750
Other accumulated losses	(1,462,775)
Total accumulated gains (losses)	$(19,824)

(a)	Because tax adjustments are calculated annually, the above tables reflect the tax adjustments at each Fund’s previous fiscal year-end.

MCKINLEY DIVERSIFIED INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 7 and 8, 2014, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and McKinley Capital Management, LLC (the “Adviser”) for the McKinley Diversified Income Fund (the “Fund”).  At this meeting and at a prior meeting held on May 12 and 13, 2014, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, and the Adviser’s disaster recovery/business continuity plan.  The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss Fund performance, investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Adviser.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis, and in comparison to appropriate broad-based

MCKINLEY DIVERSIFIED INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

securities market benchmarks and its peer funds utilizing Morningstar classifications.  The Board noted that the Fund had recently commenced operations on March 27, 2013, and determined that the Fund’s short-term performance record since inception was not problematic.

3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and similarly managed separate accounts for other types of clients advised by the Adviser, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio of 1.20% for the Fund’s Institutional Class shares and 1.45% for its Investor Class shares (the “Expense Caps”).  The Board noted that the Fund’s advisory fee was lower than that of its peer group median and average, and that the net expense ratio (less Rule 12b-1 fees) was higher than its peer group median but lower than the peer group average.  The Board concluded that the fees paid to the Adviser were not unreasonable.

The Trustees also took into consideration the services the Adviser provided to its similarly managed separate account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were generally higher than the fees charged by the Adviser to its similarly managed separate account clients, which is largely a reflection of the greater costs to the Adviser of managing the Fund.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

MCKINLEY DIVERSIFIED INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the profitability to the Adviser from its relationship with the Fund, noting that the Adviser was not currently projecting to be achieving a net profit from the advisory agreement with the Fund, and considered any additional benefits derived by the Adviser from its relationship with the Fund, particularly benefits received in exchange for “soft dollars,” shareholder servicing fees and Rule 12b-1 fees paid to the Adviser.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Fund and determined that the Adviser was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the Fund’s advisory fee, were fair and reasonable.  The Board therefore determined that continuing the Advisory Agreement would be in the best interests of the Fund and its shareholders.

MCKINLEY CAPITAL FUNDS

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 458-1963.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q.  The Funds’ Form N-Q is available without charge, upon request, by calling (888) 458-1963.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the Transfer Agent toll free at (888) 458-1963 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling (888) 458-1963. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at http://mckinleycapitalfunds.com.

MCKINLEY CAPITAL FUNDS

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Adviser
McKINLEY CAPITAL MANAGEMENT, LLC
3301 C Street, Suite 500
Anchorage, AK  99503

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS LLP
75 East 55th Street, Floor 15
New York, NY  10022

McKinley Diversified Income Fund

	Ticker	CUSIP
Institutional Shares	MCDNX	74316J425
Investor Shares	MCDRX	74316J417

McKinley Non-U.S. Core Growth Fund

	Ticker	CUSIP
Y Class Shares	MCNUX	74316J250

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date     July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Elaine E. Richards
Elaine E. Richards, President

Date     July 30, 2015

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     July 31, 2015

* Print the name and title of each signing officer under his or her signature.